Cover	Jan. 24, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 24, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	333-73158
Entity Registrant Name	Eco Innovation Group, Inc.
Entity Central Index Key	0001144169
Entity Tax Identification Number	85-0842591
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	16525 Sherman Way
Entity Address, Address Line Two	Suite C-1
Entity Address, City or Town	Van Nuys
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91406
City Area Code	(800)
Local Phone Number	922-4356
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false